ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 3,953,905	$ 2,887,749
Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	41,918,828	65,442,813
Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	37,964,923	62,555,064
US Dollar [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,789,523
US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	41,179,299
US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	37,389,776
Euro [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	17,943
Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	593,090
Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	575,147
Real
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,285
Real | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,285
Others [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	131,154
Others [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	131,154
Deposits [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	23,336,727	48,179,530
Deposits [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	22,855,146
Deposits [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	481,581
Non-financial public sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,171,358	12,152,394
Non-financial public sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,171,272
Non-financial public sector [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	86
Financial sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	9,062	4,581
Financial sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	9,062
Non-financial private sector and foreign residents [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	21,156,307	36,022,555
Non-financial private sector and foreign residents [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	20,674,812
Non-financial private sector and foreign residents [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	481,495
Liabilities at fair value with changes in results [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency		235,188
Other financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,091,775	774,926
Other financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,998,209
Other financial liabilities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	93,566
Financing received from the Argentine Central Bank and other financial entities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,075,471	10,444,759
Financing received from the Argentine Central Bank and other financial entities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,075,471
Subordinated negotiable obligations [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,119,888	2,128,759
Subordinated negotiable obligations [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,119,888
Other non-financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	341,062	791,902
Other non-financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	341,062
Cash and due from banks | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13,896,907	25,164,561
Cash and due from banks | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13,161,262
Cash and due from banks | Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	589,529
Cash and due from banks | Real | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,285
Cash and due from banks | Others [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	130,831
Government and corporate securities at fair value with changes in results [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	704,916	4,296,153
Government and corporate securities at fair value with changes in results [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	704,916
Derivatives [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency		20,621
Other Financial Assets [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,151,505	915,523
Other Financial Assets [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,151,257
Other Financial Assets [member] | Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	248
Loans and other financing [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	21,482,922	32,505,333
Loans and other financing [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	21,479,286
Loans and other financing [member] | Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,313
Loans and other financing [member] | Others [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	323
Other Debt Securities [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	65	1,599,586
Other Debt Securities [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	65
Financial assets in guarantee | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,503,242	711,530
Financial assets in guarantee | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,503,242
Other Non Financial Assets [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	179,271	$ 229,506
Other Non Financial Assets [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 179,271